UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02884

Barrett Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

90 Park Avenue
New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter Shriver
90 Park Avenue
New York, NY 10016
(Name and address of agent for service)

(212) 983-5080
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2020

Date of reporting period:  February 29, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

February 29, 2020

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

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OPPORTUNITY FUND, INC.

Semi-Annual Report   •   February 29, 2020

Fund Objectives
The Fund seeks to achieve above average long-term capital appreciation.  Current income is a secondary objective.  The Fund invests primarily in common stocks and securities convertible into or exchangeable for common stock such as convertible preferred stock or convertible debt securities.

What’s Inside	Letter from the Chairperson	1
	Manager Overview	1
	Fund at a Glance	4
	Fund Expenses	5
	Schedule of Investments	6
	Statement of Assets & Liabilities	8
	Statement of Operations	9
	Statements of Changes in Net Assets	10
	Financial Highlights	11
	Notes to Financial Statements	12
	Additional Information	20
	Important Tax Information	22

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OPPORTUNITY FUND, INC.

Letter from the	Dear Shareholder,
Chairperson
We are pleased to provide the semi-annual report of the Barrett Opportunity Fund, Inc.[1] (the “Fund”) for the six-month period ended February 29th, 2020.

The management team at Barrett Asset Management, LLC (“Barrett”) has prepared the enclosed Manager’s Overview, which includes a brief market overview, as well as a performance review.  I urge you to read it as well as the accompanying financial statements. A detailed summary of the Fund’s performance and other pertinent information are also included in this report.  I am sure you will find it informative and useful.

On behalf of the Directors and the officers of the Fund, I thank you for your ongoing confidence in the Fund and its investment policies.

Sincerely,

David H. Kochman
Chairperson
March 12, 2020

[1]	The Fund was formerly known as the Salomon Brothers Opportunity Fund Inc. The Fund name, investment manager and certain investment policies were changed effective December 1, 2006.

Manager	Market Overview
Overview

The continued upward trend in the equity markets came to an abrupt halt in February.  Investors were confronted with the sudden rise and gravity of the COVID-19 virus.  The world was quickly consumed by the medical health and financial threat to the global economic growth, quickly erasing the gains equities had generated since the end of August 2019.  The chances of a global recession have become more of a reality than a mere possibility.

Investors are struggling to manage the deluge of news related to the virus’ global spread; while many larger companies have greater access to financial support, the greatest concern for many is the impact this economic interruption could have on small- and medium-sized companies.  The Federal Reserve and other central banks have taken dramatic monetary measures to ensure sufficient liquidity in the financial markets. The U.S. government has injected $2 trillion in fiscal stimulus to provide support for businesses and consumers impacted by the virus’ economic slowdown.

Consumer spending has dramatically come to a halt, forcing many small businesses to close their doors. Unemployment numbers will certainly spike in the near-term. The

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OPPORTUNITY FUND, INC.

recessionary environment has led to a steep decline in intermediate bond yields.  That said, the equity market’s road to recovery depends upon the profit outlook for companies in 2021.  Company managers are weighing changes in capital allocation strategies, lowering discretionary capital expenditures and share repurchases.  To date, we have seen a variety of companies who have reduced or suspended their dividends.  More companies are likely to follow this path as managements assess their results for the first quarter of the year.

The decline in stock prices needs to be weighed against the major economic interruption caused by the virus lock down.  Looking forward, if the coronavirus subsides in the summer months, the markets will begin to assess the earnings power of companies over the coming quarters.  We expect companies with solid balance sheets and resilient business models should weather this turbulence and generate favorable earnings growth in 2021. We are optimistic scientists will identify new therapies and tests against the virus that will repair consumers’ damaged confidence.

Portfolio and Performance Review

During the six month period ending February 29, 2020, the Fund declined -3.88% compared to a -1.50% loss for the Lipper Large Cap Value Fund Index and a +1.92% gain for the S&P 500.  During the six month period, the best performing sectors of the S&P 500 were information technology, health care and communication services.  The worst performing sectors in the market were energy, consumer staples and consumer discretionary.

The Fund’s greatest contributing sectors to performance during the six month period were information technology, health care and communication services.  Industrials and energy were the largest detractors to the Fund’s performance.  On an individual company basis, Apple, Microsoft, and AbbVie were the greatest contributors to the Fund’s quarterly performance, while General Dynamics, Royal Dutch Shell, and Philips were the biggest detractors to the Fund’s performance.

During the six month period, we continued to reduce the Fund’s exposure in its largest holdings.  The top five holdings of the Fund represented 50.8% of total assets at the end of February, 2020, versus 54.7% at the end of August, 2019.  Furthermore, we have written options on some of the largest liquid holdings in the portfolio to generate additional income for investors.

Thank you for your continued interest in the Fund.

Sincerely,

Robert Milnamow	E. Wells Beck, CFA
Portfolio Manager	Portfolio Manager

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OPPORTUNITY FUND, INC.

Earnings growth is not representative of the Fund’s future performance.

Past performance is not a guarantee of future results.

The outlook, views, and opinions presented are those of the Adviser as of February 29, 2020. These are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund is non-diversified, which means that it can invest a higher percentage of its assets in any one issuer. Investing in a non-diversified fund may entail greater risks than is normally associated with more widely diversified funds. Small- and Medium- capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging or developing markets. Some securities held by the fund may be illiquid and can be difficult to value and sell.

The Lipper Large-Cap Value Funds Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three year weighted basis) above Lipper’s U.S. Diversified Equity large-cap floor. The S&P 500® Index is a capitalization weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.

Investors cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report.

The Barrett Opportunity Fund is distributed by Quasar Distributors, LLC.

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OPPORTUNITY FUND, INC.

Fund at a Glance (Unaudited)

Top Ten Holdings – as of 2/29/2020
(As a percentage of Total Investments)

General Dynamics Corp.	15.3%
The Bank of New York Mellon Corp.	12.2%
Koninklijke Philips Electronics NV –
NY Registered Shares – ADR	9.0%
Royal Dutch Shell PLC – Class A – ADR	8.3%
Microsoft Corp.	5.6%
Apple, Inc.	5.2%
Alphabet, Inc. – Class C	4.6%
Automatic Data Processing, Inc.	4.6%
Murphy USA Inc.	4.2%
Berkshire Hathaway, Inc. – Class B	3.2%

Sector Weightings – as of 2/29/2020
(As a percentage of Total Investments)

Short Term Investments
0.6%
Real Estate and Rental and Leasing
3.4%
Administrative Support, Waste Management
4.6%
Wholesale Trade
4.8%
Retail Trade
5.9%
Mining, Quarrying, and Oil and Gas Extraction
8.3%
Information
9.2%
Finance and Insurance
15.4%
Manufacturing
47.8%

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Fund Expenses (Unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2019, and held for the six months ended February 29, 2020.

Actual Expenses

The row of the table below titled “Actual Barrett Opportunity Fund, Inc. Expenses” provides information about actual account values and actual expenses.  You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.  To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The row of the table below titled “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not  reflect any transactional costs.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account	Account	September 1, 2019 to
	Value	Value	February 29, 2020
Actual Barrett Opportunity Fund, Inc. Expenses	$1,000.00	$ 961.20	$5.90
Hypothetical Expenses
(5% return per year before expenses)	$1,000.00	$1,018.85	$6.07

*	Expenses are equal to the Fund's annualized six-month expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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OPPORTUNITY FUND, INC.

Schedule of Investments
February 29, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.03%

	Administrative and
	Support Services - 1.94%
7,000	Fidelity National
	Information Services, Inc.	$978,040

	Beverage and
	Tobacco Product
	Manufacturing - 2.62%
10,000	PepsiCo., Inc.	1,320,300

	Broadcasting
	(except Internet) - 1.63%
7,000	The Walt Disney Company	823,550

	Building Material and
	Garden Equipment and
	Supplies Dealers - 1.73%
4,000	The Home Depot, Inc.	871,360

	Chemical
	Manufacturing - 6.79%
12,000	Abbott Laboratories	924,360
12,000	AbbVie, Inc.	1,028,520
2,500	International Flavors
	& Fragrances, Inc.	299,450
5,000	Johnson & Johnson	672,400
15,000	Pfizer, Inc.	501,300
		3,426,030

	Computer and
	Electronic Product
	Manufacturing - 16.16%
9,500	Apple, Inc.	2,596,920
105,710	Koninklijke Philips Electronics
	NV - NY Registered
	Shares - ADR	4,534,959
3,500	Thermo Fisher Scientific, Inc.	1,017,800
		8,149,679

	Credit Intermediation and
	Related Activities - 12.22%
154,471	The Bank of New York
	Mellon Corp.	6,163,393

	Data Processing, Hosting
	and Related Services - 4.60%
15,000	Automatic Data
	Processing, Inc.	2,321,100

	Insurance Carriers and
	Related Activities - 3.17%
7,750	Berkshire Hathaway,
	Inc. - Class B (a)	1,599,135

	Merchant Wholesalers,
	Durable Goods - 2.73%
70,000	Jefferies Financial Group, Inc.	1,379,700

	Miscellaneous
	Manufacturing - 2.07%
7,000	3M Co.	1,044,680

	Motor Vehicle and
	Parts Dealers - 4.22%
21,825	Murphy USA, Inc. (a)	2,127,938

	Other Information
	Services - 4.65%
1,750	Alphabet, Inc. - Class C (a)	2,343,827

	Petroleum and Coal Products
	Manufacturing - 10.56%
60,600	Murphy Oil Corp.	1,142,310
95,100	Royal Dutch Shell PLC -
	Class A - ADR	4,187,253
		5,329,563

	Publishing Industries
	(except Internet) - 5.62%
17,500	Microsoft Corp.	2,835,175

The accompanying notes are an integral part of these financial statements.

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OPPORTUNITY FUND, INC.

Schedule of Investments (continued)
February 29, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS
	(continued)

	Transportation Equipment
	Manufacturing - 15.32%
48,400	General Dynamics Corp.	$7,728,996
	Total Common Stocks
	(Cost $12,712,924)	48,442,466

	REAL ESTATE INVESTMENT
	TRUSTS (REITs) - 3.37%

	Real Estate - 3.37%
12,854	Alexander & Baldwin, Inc.	241,655
54,985	Rayonier, Inc.	1,458,752
	Total Real Estate Investment
	Trusts (Cost $320,609)	1,700,407

	SHORT-TERM
	INVESTMENTS -0.56%

	Money Market Funds - 0.56%
280,270	Fidelity Institutional Money
	Market Fund - Government
	Portfolio - Class I, 1.46% (b)	280,270
	Total Short-Term Investments
	(Cost $280,270)	280,270
	Total Investments
	(Cost $13,313,803) - 99.96%	50,423,143
	Other Assets in Excess
	of Liabilities - 0.04%	21,136
	Total Net Assets - 100.00%	$50,444,279

Percentages stated are a percentage of net assets.
ADR - American Depository Receipt
(a)	Non-income producing security.
(b)	Rate shown is the 7-day effective yield as of February 29, 2020.

Schedule Of Written Options

Number of
Contracts		Value
	Call Options
10	Apple, Inc.
	Expiration: January 2021,
	Exercise Price: $370.00	$5,800
200	Bank of New York Mellon Corp.
	Expiration: January 2021,
	Exercise Price: $50.00	21,400
60	General Dynamics Corp.
	Expiration: January 2021,
	Exercise Price: $205.00	13,200
	Total Options Written
	(Premiums
	Received $91,432)	$40,400

The accompanying notes are an integral part of these financial statements.

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OPPORTUNITY FUND, INC.

Statement of Assets & Liabilities
February 29, 2020 (Unaudited)

ASSETS:
Investments, at value (cost $13,313,803)	$50,423,143
Dividends and interest receivable	134,838
Other assets	13,563
Total Assets	50,571,544

LIABILITIES:
Written options, at value (premium received $91,432)	40,400
Payable to Adviser	31,443
Payable to Directors	6,288
Payable for fund shares redeemed	49
Other accrued expenses	49,085
Total Liabilities	127,265

NET ASSETS	$50,444,279

NET ASSETS CONSIST OF:
Capital stock	$11,349,771
Total distributable earnings	39,094,508
Total Net Assets	$50,444,279

Shares outstanding	2,242,064
Net asset value, offering price and redemption price
per share (15,000,000 shares authorized, $0.01 par value)	$22.50

The accompanying notes are an integral part of these financial statements.

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OPPORTUNITY FUND, INC.

Statement of Operations
Period Ended February 29, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income*	$724,910
Interest income	15,228
Total investment income	740,138

EXPENSES:
Investment advisory fees (see Note 2)	205,719
Legal fees	27,407
Administration fees	23,700
Directors' fees and expenses	20,910
Transfer agent fees and expenses	16,387
Fund accounting fees	14,399
Federal and state registration fees	13,894
Insurance fees	12,265
Audit fees	8,930
Reports to shareholders	4,357
Custody fees	2,829
Other	4,918
Net expenses	355,715
Net investment income	384,423

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	1,720,944
Written options	76,378
Total net realized gain	1,797,322
Net change in unrealized appreciation (depreciation) on:
Investments	(3,815,253)
Written options	30,654
Total net change in unrealized depreciation	(3,784,599)
Net realized and unrealized loss on investments	(1,987,277)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,602,854)

*	Net of $14,255 of foreign taxes withheld.

The accompanying notes are an integral part of these financial statements.

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OPPORTUNITY FUND, INC.

Statements of Changes in Net Assets

	Period Ended
	February 29, 2020	Year Ended
	(Unaudited)	August 31, 2019
OPERATIONS:
Net investment income	$384,423	$642,541
Net realized gain on:
Investments	1,720,944	4,998,348
Written options	76,378	—
Change in net unrealized appreciation (depreciation) on:
Investments	(3,815,253)	(8,068,300)
Written options	30,654	20,378
Net decrease in net assets resulting from operations	(1,602,854)	(2,407,033)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(5,733,674)	(7,625,000)
Total distributions	(5,733,674)	(7,625,000)

CAPITAL SHARE TRANSACTIONS:
Shares sold	15,443	102,367
Shares issued in reinvestment of dividends	3,642,296	4,405,220
Shares redeemed	(3,377,176)	(1,755,415)
Net increase in net assets from capital share transactions	280,563	2,752,172
TOTAL DECREASE IN NET ASSETS	(7,055,965)	(7,279,861)

NET ASSETS:
Beginning of period	57,500,244	64,780,105
End of period	$50,444,279	$57,500,244

The accompanying notes are an integral part of these financial statements.

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OPPORTUNITY FUND, INC.

Financial Highlights

	Period Ended
	February 29,
	2020	Year Ended August 31,
	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data:
Net asset value,
beginning of year	$25.77	$30.75	$29.62	$31.14	$31.52	$36.34

Income (loss) from
investment operations:
Net investment income	0.21	0.29	0.38	0.23	0.33	0.29
Net realized and unrealized
gain (loss) on investments	(0.90)	(1.62)	2.56	5.31	2.57	(1.40)
Total from
investment operations	(0.69)	(1.33)	2.94	5.54	2.90	(1.11)

Less distributions:
Net investment income	(0.33)	(0.25)	(0.36)	(0.33)	(0.28)	(0.41)
Net realized gain
on investments	(2.25)	(3.40)	(1.45)	(6.73)	(3.00)	(3.30)
Total distributions	(2.58)	(3.65)	(1.81)	(7.06)	(3.28)	(3.71)

Net asset value, end of year	$22.50	$25.77	$30.75	$29.62	$31.14	$31.52

Total return	(8.65)%	(3.27)%	10.15%	20.49%	10.45%	(3.27)%

Supplemental data and ratios:
Net assets, end
of year (millions)	$50	$58	$65	$63	$60	$59
Ratio of net expenses
to average net assets	1.21%[2]	1.23%	1.13%	1.22%	1.27%	1.17%
Ratio of net investment income
to average net assets	1.31%[2]	1.09%	1.23%	0.78%	1.11%	0.84%
Portfolio turnover rate	0%[1]	8%	4%	1%	6%	2%

1	Not annualized for the six months ended February 29, 2020.
2	Annualized for the six months ended February 29, 2020.

The accompanying notes are an integral part of these financial statements.

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OPPORTUNITY FUND, INC.

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION	Barrett Opportunity Fund, Inc. (the “Fund”), a Maryland corporation organized in 1978, is registered as a non-diversified, open-end
	AND	management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is an investment
	SIGNIFICANT	company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board
	ACCOUNTING	(“FASB”) Accounting Codification Topic 946 “Financial Services – Investment Companies.” The Fund’s investment objective is to achieve
	POLICIES	above average long-term capital appreciation. Current income is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Equity securities, including common stocks and REITs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and / or redemption orders placed on that day.

Exchange traded options, including options written, are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

When prices are not readily available, or are determined not to reflect fair value, such as, when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and / or income approach, depending on the type of the security and the particular circumstance.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities.  The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC Topic 820”), establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below:

• Level 1 –	quoted prices in active markets for identical investments as of the measurement date

• Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund.  The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets include listed equities, including common stocks and REITs, and certain money market securities, and are classified within Level 1.  Instruments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2.  Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

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The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value as of February 29, 2020.  The inputs and methodologies used to value securities may not be an indication of the risk associated with investing in these securities.

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Common Stocks	$48,442,466	$—	$—	$48,442,466
REITs	1,700,407	—	—	1,700,407
Money Market Funds	280,270	—	—	280,270
Total Assets	$50,423,143	$—	$—	$50,423,143
Liabilities
Written Options	$40,400	$—	$—	$40,400

There were no transfers of securities between levels during the reporting period. The Fund did not hold any Level 3 securities during the year.

Derivative Instruments

The Fund may invest in derivative instruments. The use of derivatives included written options. Written options are presented in the Statement of Assets & Liabilities.

Statement of Assets & Liabilities – Values of derivative instruments as of February 29, 2020:

Liability Derivatives
Derivatives not	Statement of
accounted for as	Assets and
hedging instruments	Liabilities Location	Value
Equity Contracts –	Options written,
Options	at value	$40,400

The effect of derivative instruments on the Statement of Operations for the fiscal period ended February 29, 2020:

Derivatives not	Amount of Realized Gains
accounted for as	on Derivatives Transactions
hedging instruments	Written Options
Equity Contracts	$76,378

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OPPORTUNITY FUND, INC.

Derivatives not	Change in Net Unrealized Appreciation
accounted for as	on Derivatives Recognized in Income
hedging instruments	Written Options
Equity Contracts	$30,654

The Fund is not subject to any Master Netting Agreements; therefore, the Fund was not required to offset any assets or liabilities.

(b) Options

GAAP requires enhanced disclosures about the Fund’s derivative activities, including how such activities are accounted for and their effect on the Fund’s financial position and results of operations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective.  The Fund enters into written call options to hedge against changes in the value of equities.  The Fund’s option component of the overall investment strategy is often referred to as a “buy-write” strategy (also called a “covered call” strategy), in which the Adviser (as defined below) writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income.  The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.  The average notional amount for written options during the period ended February 29, 2020, was $1,272,450.

(c) Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis.  Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.

BARRETT

OPPORTUNITY FUND, INC.

Non-cash dividends are recorded at the fair market value of the securities received.  Under applicable tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates and withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The cost of investments sold is determined by use of the specific identification method for computing the gain/loss on the transaction.  It is the Fund’s policy to recognize a loss on a worthless security once it is determined beyond a reasonable doubt that there is no possibility of future worth.  Proceeds from bankruptcy settlements will generally be recognized as a realized gain if the security is no longer held and as a return of capital if the security is still held.

(d) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(e) REIT Distributions

The character of distributions received from REITs held by the Fund is generally comprised of net investment income, capital gains, and return of capital.  It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs.  After each calendar year end, REITs report the actual tax character of these distributions.  Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Federal Income Taxes

It is the Fund’s policy to comply with the federal income and excise tax requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company.  Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code.  Therefore, no federal income tax provision is provided in the Fund’s financial statements.

As of and during the year ended August 31, 2019, the Fund did not have a liability of any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. taxing authorities for tax periods prior to 2016.

BARRETT

OPPORTUNITY FUND, INC.

(g) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(h) Indemnification

In the normal course of business the Fund enters into contracts that contain general indemnification clauses.  The Fund’s maximum exposure under these agreements is unknown, as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

(i) Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At February 29, 2020 John B. Gaguine had control of 32.03% of the outstanding shares of the Fund.

(j) Liquidity Risk Management Program

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Directors approved the appointment of representatives of the Adviser as Liquidity Risk Management administrators, who are responsible for the program’s administration and oversight and for reporting to the Board.

2.	INVESTMENT	The Fund has an Investment Advisory Agreement with Barrett Asset Management, LLC (“Barrett Asset Management” or the “Adviser”).
	ADVISER	Under the Investment Advisory Agreement, the Fund pays an advisory fee, calculated daily and paid monthly, in accordance with the
	AGREEMENT	following breakpoint schedule:
AND OTHER
TRANSACTIONS	Average Daily Net Assets	Annual Rate
WITH AFFILIATES	First $1 billion	0.700%
	Next $1 billion	0.675%
	Next $3 billion	0.650%
	Next $5 billion	0.625%
	Over $10 billion	0.600%

For the period ended February 29, 2020, the advisory fee totaled $205,719.

The officers of the Fund are also officers and employees of Barrett Asset Management and do not receive compensation from the Fund.

BARRETT

OPPORTUNITY FUND, INC.

3.	INVESTMENTS	During the period ended February 29, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	Sales
$85,838	$2,566,578

4.	CAPITAL SHARES	At February 29, 2020, the Fund had 15,000,000 shares of capital stock authorized with a par value of $0.01 per share. Transactions in shares of the Fund were as follows:

	Period Ended	Year Ended
	February 29, 2020	August 31, 2019
Shares sold	577	2,612
Shares issued on reinvestment	142,166	186,110
Shares redeemed	(131,763)	(64,107)
Net increase (decrease)	10,980	124,615

5.	INCOME TAX	The tax character of distributions paid during the fiscal year ended August 31were as follows:
	INFORMATION
	AND		2019	2018
	DISTRIBUTIONS	Distributions paid from:
	TO	Ordinary Income	$ 545,834	$1,058,532
	SHAREHOLDERS	Long Term Capital Gain	7,079,166	2,742,516
		Total Distributions Paid	$7,625,000	$3,801,048

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2019.

As of August 31, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of Investments and Written Options	$16,475,077
Unrealized Appreciation	40,991,011
Unrealized Depreciation	(46,040)
Net unrealized appreciation (depreciation)	40,944,971
Undistributed operating income	525,118
Undistributed long-term gains	4,983,473
Distributable earnings	5,508,591
Other accumulated gain/(loss)	(22,526)
Total accumulated gain/(loss)	$46,431,036

BARRETT

OPPORTUNITY FUND, INC.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2019, the following table shows the reclassifications made:

Undistributed Net	Accumulated Net
Investment Income/(Loss)	Realized Gain/(Loss)	Paid In Capital
$ —	$ —	$ —

6.	SUBSEQUENT	Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund(s)’
	EVENT	distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no
DISCLOSURE
longer affiliated with U.S. Bancorp. The Board of Trustees of the Fund(s)’ has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund(s)’ distributor.

Unexpected events, such as the global outbreak of COVID-19, have caused adverse effects on many companies, sectors, regions and the market in general, and may cause these effects for unknown period of time and in ways that cannot be foreseen. The effects may impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve investment objectives.

BARRETT

OPPORTUNITY FUND, INC.

Additional Information (Unaudited)

1. INFORMATION ABOUT DIRECTORS AND OFFICERS

The business and affairs of the Fund are conducted by management under the supervision and subject to the direction of its Board of Directors.  The business address of each Director is c / o Barrett Asset Management, LLC, the Fund’s investment manager (“Barrett Asset Management”), 90 Park Avenue, 34th Floor, New York, New York, 10016.  Information pertaining to the Directors and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request by calling the Fund at 1-877-363-6333.

				Number of
				Portfolios
				in Fund	Other Board
	Position(s)	Term of Office*		Complex	Memberships
Name, Address	Held with	and Length of	Principal Occupation(s)	Overseen	Held by
and Birth Year	Fund	Time Served**	During Past 5 Years	by Director	Director

INDEPENDENT DIRECTORS+:

Barry Handel, CPA	Director	Since 2005	Partner, Shalik, Morris &	1	None
Birth Year: 1951			Company, LLP
			(accounting firm)

David H. Kochman(1)	Director	Since 2011	Member, Harris Beach PLLC	1	None
Birth Year: 1959	Chairperson	Since 2017	(law firm)

Rosalind A. Kochman(2)	Director	Since 1990	Retired (since 2002); formerly,	1	None
Birth Year: 1937			Chief Executive Officer,
			Brooklyn Eye Surgery Center,
			and Administrator, Kochman,
			Lebowitz & Mogil, MDs

William Morris, Jr., CPA	Director	Since 2005	President, William	1	None
Birth Year: 1948			Morris & Associates P.C.
			(accounting firm)

(1)	Mr. Kochman is Ms. Kochman’s son.
(2)	Ms. Kochman is Mr. Kochman’s mother.
+	Directors who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the 1940 Act.

BARRETT

OPPORTUNITY FUND, INC.

Number of
Portfolios
				in Fund	Other Board
	Position(s)	Term of Office*		Complex	Memberships
Name, Address	Held with	and Length of	Principal Occupation(s)	Overseen	Held by
and Birth Year	Fund	Time Served**	During Past 5 Years	by Director	Director

OFFICERS:

Peter H. Shriver, CFA	President	Since 2006	Chief Executive Officer	N/A	N/A
Barrett Asset Management	and Chief		of Barrett Asset
90 Park Avenue	Executive		Management (since 2011);
New York, NY 10016	Officer		President of Barrett Asset
Birth Year: 1952			Management (2011-2014)

E. Wells Beck, CFA	Vice	Since 2010	Managing Director and	N/A	N/A
Barrett Asset Management	President		Director of Research,
90 Park Avenue	and		Barrett Asset Management
New York, NY 10016	Investment		(since 2011)
Birth Year: 1968	Officer

Robert J. Milnamow	Vice	Since 2014	President and Chief	N/A	N/A
Barrett Asset Management	President		Investment Officer of
90 Park Avenue	and Chief		Barrett Asset Management
New York, NY 10016	Investment		(since 2011); Executive Vice
Birth Year: 1950	Officer		President, Barrett Asset
Management (2006-2014)

Michael J. Andrews	Chief	Since 2020	Chief Compliance Officer,	N/A	N/A
Barrett Asset Management	Compliance		Barrett Asset Management
90 Park Avenue	Officer		(2020-Present); Vice
New York, NY 10016	and		President & Compliance
Birth Year: 1986	Operations		Consulting, Duff & Phelps,
	Officer		LLC (2019); Deputy
Compliance Officer,
TimeSquare Capital
Management (2015-2019)

John G. Youngman	Chief	Since 2011	Managing Director,	N/A	N/A
Barrett Asset Management	Financial		Barrett Asset Management
90 Park Avenue	Officer		(2011-Present);
New York, NY 10016	and
Birth Year: 1968	Treasurer

*	Each Director and officer serves until his respective successor has been duly elected and qualified or until his earlier death, resignation, retirement or removal.
**	Indicates the earliest year in which the Director became a board member or the officer took such office.

BARRETT

OPPORTUNITY FUND, INC.

2. IMPORTANT TAX INFORMATION

For the fiscal year ended August 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Barrett Opportunity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2019, was as follows:

Barrett Opportunity Fund	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

Barrett Opportunity Fund	5.05%

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.  The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  To obtain information on Form N-PORT from the Fund, shareholders can call the Fund at 1-877-363-6333.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-363-6333 and (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

BARRETT OPPORTUNITY FUND, INC.
c/o U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI  53202

DIRECTORS
Barry Handel, CPA
David H. Kochman, Chairperson
Rosalind A. Kochman
William Morris, Jr., CPA

INVESTMENT MANAGER
Barrett Asset Management, LLC
90 Park Avenue
New York, NY  10016

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI  53212

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA  19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

This report is transmitted to the shareholders of Barrett Opportunity Fund, Inc. for their information.  This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

This report must be preceded or accompanied by a free prospectus.  Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Fund.  Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Barrett Opportunity Fund, Inc.

By (Signature and Title)*    /s/Peter Shriver
Peter Shriver, President

Date    May 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Peter Shriver
Peter Shriver, President

Date    May 6, 2020

By (Signature and Title)*    /s/John G. Youngman
John G. Youngman, Treasurer

Date    May 6, 2020

* Print the name and title of each signing officer under his or her signature.